Investees (Details Textual) - ILS (₪) ₪ in Millions			1 Months Ended					12 Months Ended
	Mar. 06, 2018	Aug. 04, 2009	Dec. 31, 2018	Feb. 28, 2018	Jan. 21, 2018	Sep. 30, 2016	Mar. 25, 2015	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Oct. 10, 2018	May 10, 2018
Investees (Textual)
Dividend paid by Bezeq to non-controlling interests								₪ 505
Payments of debt estimated value										₪ 43
Impairment losses								2,294	[1]	129
Operating loss								₪ (1,384)	[1]	1,610	₪ 1,866
Bezeq [Member]
Investees (Textual)
Outstanding shares, percentage			25.82%					25.82%
Outstanding shares held percentage			0.52%					0.52%
Dividend paid by Bezeq to non-controlling interests			₪ 505							948
Distributed cash dividend												₪ 318	₪ 368
Distribute percentage of semi-annual profit	70.00%	100.00%
Cash consideration					₪ 497
Bezeq [Member] | March 27, 2019 [Member]
Investees (Textual)
Registered share capital, description								Bezeq's Board of Directors approved the convening of a general meeting to approve an increase in Bezeq's registered share capital by one billion shares of NIS 1 par value each, as a preliminary measure before potential capital raising in the amount of NIS 2 billion by issuing rights.
Bezeq [Member] | March 2019 [Member]
Investees (Textual)
Additional investment								₪ 70
Bezeq [Member] | March 28, 2018 [Member]
Investees (Textual)
Distribution of cash dividend										₪ 368
B Communications Ltd [Member]
Investees (Textual)
Received share of dividend distribution												₪ 97	₪ 84
DBS [Member]
Investees (Textual)
Description of DBS share capital							March 25, 2015, Bezeq held 49.78% of the share capital of DBS and it held options that confer the right to 8.6% in DBS shares, which Bezeq is unable to exercise. Eurocom DBS Ltd. held the balance of DBS shares. On March 25, 2015, Bezeq exercised the options that were allotted, for no consideration, and on June 24, 2016, Bezeq completed a transaction for the acquisition of the entire holdings of Eurocom DBS in DBS, and all of the owner's loans provided by Eurocom to DBS ("the Acquisition Transaction").
Share capital, percentage							49.78%
Percentage of acquired							8.60%
Ownership interest								100.00%
Cash consideration								₪ 680
Financing expenses recognized for elimination of debt balance of the advance payments								43
Converted debentures amount				₪ 422
Additional investment								100
Shareholders' loan			97					97
Description of Eurocom DBS payments						Bezeq paid Eurocom DBS NIS 188 (plus interest differences of NIS 10) for the First Contingent Consideration, under the Assessment Agreement.
Impairment losses								1,100
Operating loss								1,150
DBS [Member] | February 13, 2019 [Member]
Investees (Textual)
Credit facility or capital investments amount			₪ 250					250
DBS [Member] | Second Contingent Consideration [Member]
Investees (Textual)
Cash consideration								₪ 170

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.